Long-Term Debt and Short-Term Borrowings (Details) € in Millions, $ in Millions	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Aug. 31, 2015 USD ($)	May. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)	Nov. 30, 2014 EUR (€)	Jun. 30, 2014 USD ($)	Nov. 30, 2013 EUR (€)	Dec. 31, 2004 USD ($)
Long-Term Debt
Total long-term debt	$ 9,878.0				$ 6,760.0
Long-term debt - excluding current portion - carrying value	8,753.0				6,705.0
Short-Term Borrowings and Current Portion of Long-Term Debt
Short-term borrowings and current portion of long-term debt	2,044.0				106.0
Maturities of long-term debt
2016	1,125.0
2017	744.0
2018	993.0
2019	622.0
2020	1,203.0
After 2020	5,191.0
Total long-term debt	9,878.0				6,760.0
Floating rate note payments due in 2016	126.0
Floating rate note payments due in 2017	$ 96.0
Current portion of long-term debt
Long-Term Debt
Interest rate - effective	1.45%	1.45%
Total long-term debt	$ 1,125.0				55.0
Maturities of long-term debt
Total long-term debt	$ 1,125.0				55.0
Other borrowings
Long-Term Debt
Interest rate - effective	1.01%	1.01%
Short-Term Borrowings and Current Portion of Long-Term Debt
Short-term borrowings and current portion of long-term debt	$ 919.0				$ 51.0
Fixed-rate debt
Long-Term Debt
Interest rate - effective	2.54%	2.54%			2.74%
Total long-term debt	$ 6,712.0				$ 4,911.0
Maturities of long-term debt
Total long-term debt	$ 6,712.0				$ 4,911.0
Floating-rate debt
Long-Term Debt
Interest rate - effective	0.32%	0.32%			0.53%
Total long-term debt	$ 3,166.0				$ 1,849.0
Maturities of long-term debt
Total long-term debt	3,166.0				1,849.0
Fixed rate Medium term note due 2016
Long-Term Debt
Principal amount	$ 1,000.0
Interest rate - effective	1.62%	1.62%
Total long-term debt	$ 999.0				996.0
Maturities of long-term debt
Total long-term debt	999.0				996.0
Fixed rate medium term note due 2017
Long-Term Debt
Principal amount	$ 650.0
Interest rate - effective	1.10%	1.10%
Total long-term debt	$ 648.0				647.0
Maturities of long-term debt
Total long-term debt	$ 648.0				647.0
Floating rate Euro Medium term note due 2018
Long-Term Debt
Principal amount | €		€ 500.0
Interest rate - effective	0.16%	0.16%
Total long-term debt	$ 545.0				606.0
Maturities of long-term debt
Total long-term debt	545.0				606.0
Floating rate medium term note due 2018
Long-Term Debt
Principal amount	$ 450.0
Interest rate - effective	0.44%	0.44%
Total long-term debt	$ 448.0
Maturities of long-term debt
Total long-term debt	448.0
Floating rate medium term note due 2019
Long-Term Debt
Principal amount	$ 600.0
Interest rate - effective	0.55%	0.55%
Total long-term debt	$ 597.0				592.0
Maturities of long-term debt
Total long-term debt	597.0				592.0
Fixed rate medium term note due 2019
Long-Term Debt
Principal amount	$ 25.0						$ 625.0
Interest rate - effective	1.74%	1.74%
Total long-term debt	$ 25.0				25.0
Maturities of long-term debt
Total long-term debt	$ 25.0				25.0
Floating rate Euro medium term note due 2020
Long-Term Debt
Principal amount | €		€ 650.0
Interest rate - effective	0.15%	0.15%
Total long-term debt	$ 708.0
Maturities of long-term debt
Total long-term debt	708.0
Floating rate medium term note due 2020
Long-Term Debt
Principal amount	$ 300.0
Interest rate - effective	0.61%	0.61%
Total long-term debt	$ 297.0
Maturities of long-term debt
Total long-term debt	297.0
Fixed rate medium term note due 2020
Long-Term Debt
Principal amount	$ 200.0
Interest rate - effective	2.12%	2.12%
Total long-term debt	$ 198.0
Maturities of long-term debt
Total long-term debt	$ 198.0
Floating rate Eurobond Due 2021
Long-Term Debt
Principal amount | €		€ 300.0
Interest rate - effective	0.21%	0.21%
Total long-term debt	$ 348.0				389.0
Maturities of long-term debt
Total long-term debt	$ 348.0				389.0
Fixed rate Eurobond Due 2021
Long-Term Debt
Principal amount | €		€ 300.0
Interest rate - effective	1.97%	1.97%
Total long-term debt	$ 326.0				361.0
Maturities of long-term debt
Total long-term debt	326.0				361.0
Fixed rate medium term note due 2022
Long-Term Debt
Principal amount	$ 600.0
Interest rate - effective	2.17%	2.17%
Total long-term debt	$ 592.0				591.0
Maturities of long-term debt
Total long-term debt	$ 592.0				591.0
Fixed rate Euro medium term note due 2023
Long-Term Debt
Principal amount | €		€ 600.0
Interest rate - effective	1.14%	1.14%
Total long-term debt	$ 644.0
Maturities of long-term debt
Total long-term debt	644.0
Fixed rate medium term note due 2025
Long-Term Debt
Principal amount	$ 550.0
Interest rate - effective	3.04%	3.04%
Total long-term debt	$ 545.0
Maturities of long-term debt
Total long-term debt	$ 545.0
Fixed rate Euro Medium term note due 2026
Long-Term Debt
Principal amount | €		€ 750.0
Interest rate - effective	1.71%	1.71%
Total long-term debt	$ 801.0				892.0
Maturities of long-term debt
Total long-term debt	801.0				892.0
Fixed rate 30-year debenture due 2028
Long-Term Debt
Principal amount	$ 330.0
Interest rate - effective	6.01%	6.01%
Total long-term debt	$ 343.0				344.0
Maturities of long-term debt
Total long-term debt	$ 343.0				344.0
Fixed rate Euro medium term note due 2030
Long-Term Debt
Principal amount | €		€ 500.0
Interest rate - effective	1.90%	1.90%
Total long-term debt	$ 533.0
Maturities of long-term debt
Total long-term debt	533.0
Fixed rate 30-year bond due 2037
Long-Term Debt
Principal amount	$ 750.0
Interest rate - effective	5.73%	5.73%
Total long-term debt	$ 743.0				742.0
Maturities of long-term debt
Total long-term debt	743.0				742.0
Floating rate note due 2041
Long-Term Debt
Principal amount	$ 96.0
Interest rate - effective	0.22%	0.22%
Total long-term debt	$ 96.0				96.0
Maturities of long-term debt
Total long-term debt	96.0				96.0
Fixed rate medium term note due 2044
Long-Term Debt
Principal amount	$ 325.0
Interest rate - effective	4.05%	4.05%
Total long-term debt	$ 313.0				312.0
Maturities of long-term debt
Total long-term debt	313.0				312.0
Floating rate note due 2044
Long-Term Debt
Principal amount	$ 55.0								$ 60.0
Interest rate - effective	0.16%	0.16%
Total long-term debt	$ 55.0				55.0
Maturities of long-term debt
Total long-term debt	$ 55.0				55.0
Various fixed and floating rate Other borrowings due 2015-2040
Long-Term Debt
Interest rate - effective	0.22%	0.22%
Total long-term debt	$ 74.0				112.0
Maturities of long-term debt
Total long-term debt	$ 74.0				$ 112.0
May 2015 Euro medium term notes issued
Long-Term Debt
Principal amount | €				€ 1,750.0
August 2015 medium term notes issued
Long-Term Debt
Principal amount			$ 1,500.0
June 2014 medium term notes issued
Long-Term Debt
Principal amount							$ 950.0
November 2014 Euro medium term notes issued
Long-Term Debt
Principal amount | €						€ 1,250.0
Eurobond 600 Million Euros Issued November 2013
Long-Term Debt
Principal amount | €								€ 600.0